Interest-Bearing Loans and Borrowings - Summary of Terms and Debt Repayment (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 116,923	$ 116,382
Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,540	502
Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,801	1,870
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	254	892
Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	113,063	112,837
Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	65	68
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	200	213
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	5,974	7,433
Less than 1 year [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,405	272
Less than 1 year [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,801	1,870
Less than 1 year [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	126	739
Less than 1 year [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	2,604	4,510
Less than 1 year [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	13	15
Less than 1 year [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	25	27
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	6,478	10,253
1-2 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	56	128
1-2 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
1-2 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	95	122
1-2 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	6,276	9,956
1-2 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	18	18
1-2 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	33	29
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	10,724	9,465
2-3 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	15	18
2-3 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
2-3 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	33	31
2-3 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	10,649	9,389
2-3 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	8	7
2-3 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	19	20
2-5 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	17,814	18,500
2-5 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	28	33
2-5 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
2-5 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
2-5 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	17,764	18,441
2-5 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	6	3
2-5 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	16	23
Greater than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	75,933	70,731
Greater than 5 years [member] | Secured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	36	51
Greater than 5 years [member] | Commerical Paper [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
Greater than 5 years [member] | Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	0
Greater than 5 years [member] | Unsecured Bond [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	75,770	70,541
Greater than 5 years [member] | Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	20	25
Greater than 5 years [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 107	$ 114